CONSOLIDATED STATEMENTS OF Comprehensive Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF Comprehensive Earnings
Net earnings	$ 62,860	$ 60,849	$ 52,004
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	(4,453)	(102)	1,303
Pension and postretirement reclassification adjustment:
Unrealized gains (losses) for the period on postretirement and pension benefits	(2,746)	20,037	1,066
Less: reclassification adjustment for (gains) losses to net income	(1,804)	671	1,036
Unrealized gains (losses) on postretirement and pension benefits	(4,550)	20,708	2,102
Investments:
Unrealized gains (losses) for the period on investments	(606)	1,091	1,980
Less: reclassification adjustment for (gains) losses to net income		(2,430)
Unrealized gains (losses) on investments	(606)	(1,339)	1,980
Derivatives:
Unrealized gains (losses) for the period on derivatives	(3,137)	(2,107)	(339)
Less: reclassification adjustment for (gains) losses to net income	1,295	1,446	(243)
Unrealized gains (losses) on derivatives	(1,842)	(661)	(582)
Total other comprehensive income (loss), before tax	(11,451)	18,606	4,803
Income tax benefit (expense) related to items of other comprehensive income	2,991	(6,797)	(1,297)
Total comprehensive earnings	54,400	72,658	55,510
Comprehensive earnings attributable to noncontrolling interests	438
Total comprehensive earnings attributable to Tootsie Roll Industries, Inc.	$ 54,838	$ 72,658	$ 55,510